Note 16 - Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Fiscal year (Dollars in thousands)
2019	$436
2020	450
2021	464
2022	472
Thereafter	696
Total	$2,518

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Fiscal year (Dollars in thousands)	Principal	Interest	Total
2019	$52	$12	$64
2020	40	5	45
2021	22	1	23
Total	$114	$18	$132